Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® 500 Index Fund

May 31, 2020

Z5I-QTLY-0720
1.9881568.103

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	279,479	$8,624,722
CenturyLink, Inc.	37,535	368,969
Verizon Communications, Inc.	158,232	9,079,352
		18,073,043
Entertainment - 2.0%
Activision Blizzard, Inc.	29,393	2,115,708
Electronic Arts, Inc. (a)	11,171	1,372,692
Live Nation Entertainment, Inc. (a)	5,391	265,022
Netflix, Inc. (a)	16,767	7,037,613
Take-Two Interactive Software, Inc. (a)	4,330	589,616
The Walt Disney Co.	68,957	8,088,656
		19,469,307
Interactive Media & Services - 5.5%
Alphabet, Inc.:
Class A (a)	11,466	16,436,740
Class C (a)	11,432	16,335,413
Facebook, Inc. Class A (a)	92,068	20,723,586
Twitter, Inc. (a)	29,701	919,840
		54,415,579
Media - 1.3%
Charter Communications, Inc. Class A (a)	5,999	3,263,456
Comcast Corp. Class A	173,687	6,878,005
Discovery Communications, Inc.:
Class A (a)(b)	6,088	132,414
Class C (non-vtg.) (a)	12,789	250,537
DISH Network Corp. Class A (a)	9,794	309,980
Fox Corp.:
Class A	13,378	390,236
Class B	6,398	184,134
Interpublic Group of Companies, Inc.	14,830	253,741
News Corp.:
Class A	14,082	172,505
Class B	5,434	66,621
Omnicom Group, Inc.	8,329	456,346
ViacomCBS, Inc. Class B	20,672	428,737
		12,786,712
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	14,565	1,457,083

TOTAL COMMUNICATION SERVICES		106,201,724

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.1%
Aptiv PLC	9,767	735,943
BorgWarner, Inc.	7,900	253,985
		989,928
Automobiles - 0.2%
Ford Motor Co.	148,967	850,602
General Motors Co.	48,101	1,244,854
Harley-Davidson, Inc.	5,902	125,949
		2,221,405
Distributors - 0.1%
Genuine Parts Co.	5,557	463,509
LKQ Corp. (a)	11,722	321,886
		785,395
Diversified Consumer Services - 0.0%
H&R Block, Inc.	7,468	126,956
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. (b)	17,815	280,408
Chipotle Mexican Grill, Inc. (a)	978	981,824
Darden Restaurants, Inc.	4,990	383,531
Domino's Pizza, Inc.	1,479	570,657
Hilton Worldwide Holdings, Inc.	10,795	856,151
Las Vegas Sands Corp.	12,929	619,816
Marriott International, Inc. Class A	10,381	918,719
McDonald's Corp.	28,812	5,368,252
MGM Mirage, Inc.	19,700	338,446
Norwegian Cruise Line Holdings Ltd. (a)	9,529	149,224
Royal Caribbean Cruises Ltd. (b)	6,575	341,045
Starbucks Corp.	45,184	3,523,900
Wynn Resorts Ltd.	3,696	307,803
Yum! Brands, Inc.	11,572	1,038,356
		15,678,132
Household Durables - 0.4%
D.R. Horton, Inc.	12,829	709,444
Garmin Ltd.	5,528	498,460
Leggett & Platt, Inc.	5,035	154,021
Lennar Corp. Class A	10,707	647,345
Mohawk Industries, Inc. (a)	2,274	211,937
Newell Brands, Inc.	14,577	191,688
NVR, Inc. (a)	133	428,474
PulteGroup, Inc.	9,745	331,038
Whirlpool Corp.	2,418	294,561
		3,466,968
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (a)	15,934	38,916,724
eBay, Inc.	29,256	1,332,318
Expedia, Inc.	5,346	424,900
The Booking Holdings, Inc. (a)	1,601	2,624,711
		43,298,653
Leisure Products - 0.0%
Hasbro, Inc.	4,868	357,847
Multiline Retail - 0.6%
Dollar General Corp.	9,740	1,865,307
Dollar Tree, Inc. (a)	9,053	886,017
Kohl's Corp.	6,017	115,647
Nordstrom, Inc.	4,102	66,165
Target Corp.	19,386	2,371,489
		5,304,625
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	2,649	369,059
AutoZone, Inc. (a)	911	1,045,700
Best Buy Co., Inc.	8,711	680,242
CarMax, Inc. (a)	6,289	553,746
Gap, Inc.	8,302	73,888
L Brands, Inc.	8,882	143,800
Lowe's Companies, Inc.	29,323	3,822,253
O'Reilly Automotive, Inc. (a)	2,894	1,207,493
Ross Stores, Inc.	13,838	1,341,732
The Home Depot, Inc.	41,733	10,369,816
Tiffany & Co., Inc.	4,130	529,177
TJX Companies, Inc.	46,393	2,447,695
Tractor Supply Co.	4,529	552,629
Ulta Beauty, Inc. (a)	2,187	533,650
		23,670,880
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	13,830	136,364
NIKE, Inc. Class B	47,670	4,699,309
PVH Corp.	2,837	128,998
Ralph Lauren Corp.	1,902	143,620
Tapestry, Inc.	10,598	144,133
Under Armour, Inc.:
Class A (sub. vtg.) (a)	7,178	62,808
Class C (non-vtg.) (a)	7,458	58,620
VF Corp.	12,527	702,765
		6,076,617

TOTAL CONSUMER DISCRETIONARY		101,977,406

CONSUMER STAPLES - 7.0%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	6,971	459,598
Constellation Brands, Inc. Class A (sub. vtg.)	6,408	1,106,662
Molson Coors Beverage Co. Class B	7,186	272,781
Monster Beverage Corp. (a)	14,606	1,050,317
PepsiCo, Inc.	53,350	7,018,193
The Coca-Cola Co.	147,527	6,886,560
		16,794,111
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	16,902	5,213,760
Kroger Co.	30,682	1,000,847
Sysco Corp.	19,520	1,076,723
Walgreens Boots Alliance, Inc.	28,683	1,231,648
Walmart, Inc.	54,274	6,733,232
		15,256,210
Food Products - 1.1%
Archer Daniels Midland Co.	21,297	837,185
Campbell Soup Co.	6,463	329,484
Conagra Brands, Inc.	18,618	647,720
General Mills, Inc.	23,123	1,457,674
Hormel Foods Corp.	10,640	519,551
Kellogg Co.	9,526	622,143
Lamb Weston Holdings, Inc.	5,588	335,615
McCormick & Co., Inc. (non-vtg.)	4,728	828,156
Mondelez International, Inc.	55,087	2,871,134
The Hershey Co.	5,674	769,848
The J.M. Smucker Co.	4,363	497,077
The Kraft Heinz Co.	23,826	725,978
Tyson Foods, Inc. Class A	11,293	693,842
		11,135,407
Household Products - 1.7%
Church & Dwight Co., Inc.	9,389	704,832
Clorox Co.	4,802	990,413
Colgate-Palmolive Co.	32,790	2,371,701
Kimberly-Clark Corp.	13,115	1,854,986
Procter & Gamble Co.	95,411	11,060,043
		16,981,975
Personal Products - 0.2%
Coty, Inc. Class A	11,302	41,026
Estee Lauder Companies, Inc. Class A	8,514	1,681,260
		1,722,286
Tobacco - 0.7%
Altria Group, Inc.	71,471	2,790,943
Philip Morris International, Inc.	59,526	4,366,827
		7,157,770

TOTAL CONSUMER STAPLES		69,047,759

ENERGY - 2.9%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	24,863	410,488
Halliburton Co.	33,583	394,600
National Oilwell Varco, Inc.	14,761	184,070
Schlumberger Ltd.	52,963	978,227
TechnipFMC PLC	16,078	118,977
		2,086,362
Oil, Gas & Consumable Fuels - 2.7%
Apache Corp.	14,385	155,214
Cabot Oil & Gas Corp.	15,607	309,643
Chevron Corp.	72,343	6,633,853
Concho Resources, Inc.	7,691	419,313
ConocoPhillips Co.	41,981	1,770,759
Devon Energy Corp.	14,805	160,042
Diamondback Energy, Inc.	6,169	262,676
EOG Resources, Inc.	22,258	1,134,490
Exxon Mobil Corp.	161,877	7,360,547
Hess Corp.	9,909	470,380
HollyFrontier Corp.	5,668	178,259
Kinder Morgan, Inc.	74,524	1,177,479
Marathon Oil Corp.	30,601	163,409
Marathon Petroleum Corp.	24,842	872,948
Noble Energy, Inc.	18,298	159,742
Occidental Petroleum Corp. (b)	34,174	442,553
ONEOK, Inc.	15,804	579,849
Phillips 66 Co.	17,001	1,330,498
Pioneer Natural Resources Co.	6,338	580,561
The Williams Companies, Inc.	46,372	947,380
Valero Energy Corp.	15,711	1,046,981
		26,156,576

TOTAL ENERGY		28,242,938

FINANCIALS - 10.3%
Banks - 3.8%
Bank of America Corp.	309,732	7,470,736
Citigroup, Inc.	83,525	4,001,683
Citizens Financial Group, Inc.	16,629	400,759
Comerica, Inc.	5,513	200,398
Fifth Third Bancorp	27,149	526,419
First Republic Bank	6,448	697,480
Huntington Bancshares, Inc.	39,505	351,199
JPMorgan Chase & Co.	119,998	11,677,005
KeyCorp	37,678	446,484
M&T Bank Corp.	5,048	533,372
Peoples United Financial, Inc.	16,989	194,524
PNC Financial Services Group, Inc.	16,764	1,911,767
Regions Financial Corp.	36,901	417,350
SVB Financial Group (a)	1,973	423,702
Truist Financial Corp.	51,307	1,887,071
U.S. Bancorp	54,377	1,933,646
Wells Fargo & Co.	147,246	3,897,602
Zions Bancorp NA	6,521	214,574
		37,185,771
Capital Markets - 2.7%
Ameriprise Financial, Inc.	4,847	678,919
Bank of New York Mellon Corp.	32,107	1,193,417
BlackRock, Inc. Class A	5,832	3,083,028
Cboe Global Markets, Inc.	4,242	451,603
Charles Schwab Corp.	43,740	1,570,703
CME Group, Inc.	13,711	2,503,629
E*TRADE Financial Corp.	8,643	393,602
Franklin Resources, Inc.	10,670	201,343
Goldman Sachs Group, Inc.	12,192	2,395,606
Intercontinental Exchange, Inc.	21,305	2,071,911
Invesco Ltd.	14,229	113,405
MarketAxess Holdings, Inc.	1,451	737,964
Moody's Corp.	6,212	1,661,151
Morgan Stanley	44,556	1,969,375
MSCI, Inc.	3,241	1,065,803
Northern Trust Corp.	8,106	640,455
Raymond James Financial, Inc.	4,723	327,209
S&P Global, Inc.	9,351	3,039,262
State Street Corp.	13,912	848,076
T. Rowe Price Group, Inc.	8,940	1,080,846
The NASDAQ OMX Group, Inc.	4,390	520,039
		26,547,346
Consumer Finance - 0.5%
American Express Co.	25,671	2,440,542
Capital One Financial Corp.	17,817	1,212,269
Discover Financial Services	11,991	569,692
Synchrony Financial	21,590	439,788
		4,662,291
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	74,836	13,888,065
Insurance - 1.9%
AFLAC, Inc.	28,082	1,024,151
Allstate Corp.	12,394	1,212,257
American International Group, Inc.	33,282	1,000,457
Aon PLC	8,958	1,764,278
Arthur J. Gallagher & Co.	7,136	672,782
Assurant, Inc.	2,320	237,986
Chubb Ltd.	17,339	2,114,318
Cincinnati Financial Corp.	5,813	342,676
Everest Re Group Ltd.	1,560	309,520
Globe Life, Inc.	3,812	293,600
Hartford Financial Services Group, Inc.	13,789	527,981
Lincoln National Corp.	7,587	287,775
Loews Corp.	9,786	325,287
Marsh & McLennan Companies, Inc.	19,308	2,045,103
MetLife, Inc.	29,905	1,076,879
Principal Financial Group, Inc.	9,879	381,527
Progressive Corp.	22,368	1,737,546
Prudential Financial, Inc.	15,379	937,504
The Travelers Companies, Inc.	9,875	1,056,428
Unum Group	7,889	119,518
W.R. Berkley Corp.	5,552	321,738
Willis Group Holdings PLC	4,919	998,065
		18,787,376

TOTAL FINANCIALS		101,070,849

HEALTH CARE - 15.0%
Biotechnology - 2.5%
AbbVie, Inc.	67,454	6,250,962
Alexion Pharmaceuticals, Inc. (a)	8,466	1,015,073
Amgen, Inc.	22,733	5,221,770
Biogen, Inc. (a)	6,903	2,119,842
Gilead Sciences, Inc.	48,402	3,767,128
Incyte Corp. (a)	6,840	697,064
Regeneron Pharmaceuticals, Inc. (a)	3,859	2,364,834
Vertex Pharmaceuticals, Inc. (a)	9,838	2,832,950
		24,269,623
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	67,619	6,418,395
Abiomed, Inc. (a)	1,728	386,899
Align Technology, Inc. (a)	2,744	673,981
Baxter International, Inc.	19,533	1,758,165
Becton, Dickinson & Co.	11,282	2,785,864
Boston Scientific Corp. (a)	53,326	2,025,855
Danaher Corp.	24,074	4,010,969
Dentsply Sirona, Inc.	8,509	395,839
DexCom, Inc. (a)	3,489	1,319,924
Edwards Lifesciences Corp. (a)	7,980	1,793,266
Hologic, Inc. (a)	10,259	543,727
IDEXX Laboratories, Inc. (a)	3,282	1,013,744
Intuitive Surgical, Inc. (a)	4,422	2,564,893
Medtronic PLC	51,281	5,055,281
ResMed, Inc.	5,501	884,671
STERIS PLC	3,244	538,147
Stryker Corp.	12,319	2,411,198
Teleflex, Inc.	1,771	642,625
The Cooper Companies, Inc.	1,897	601,311
Varian Medical Systems, Inc. (a)	3,478	422,194
West Pharmaceutical Services, Inc.	2,831	611,609
Zimmer Biomet Holdings, Inc.	7,869	994,169
		37,852,726
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	5,751	548,300
Anthem, Inc.	9,701	2,853,161
Cardinal Health, Inc.	11,190	611,981
Centene Corp. (a)	22,336	1,479,760
Cigna Corp.	14,287	2,819,111
CVS Health Corp.	49,773	3,263,616
DaVita HealthCare Partners, Inc. (a)	3,431	277,774
HCA Holdings, Inc.	10,121	1,081,935
Henry Schein, Inc. (a)	5,614	340,882
Humana, Inc.	5,066	2,080,353
Laboratory Corp. of America Holdings (a)	3,715	651,314
McKesson Corp.	6,179	980,422
Quest Diagnostics, Inc.	5,153	609,497
UnitedHealth Group, Inc.	36,247	11,049,898
Universal Health Services, Inc. Class B	3,073	324,048
		28,972,052
Health Care Technology - 0.1%
Cerner Corp.	12,017	876,039
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	11,840	1,043,578
Illumina, Inc. (a)	5,624	2,041,793
IQVIA Holdings, Inc. (a)	6,904	1,032,286
Mettler-Toledo International, Inc. (a)	932	740,940
PerkinElmer, Inc.	4,250	426,998
Thermo Fisher Scientific, Inc.	15,341	5,356,924
Waters Corp. (a)	2,465	492,630
		11,135,149
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	89,685	5,355,988
Eli Lilly & Co.	32,325	4,944,109
Johnson & Johnson	100,692	14,977,935
Merck & Co., Inc.	97,406	7,862,612
Mylan NV (a)	19,745	337,047
Perrigo Co. PLC	5,207	285,187
Pfizer, Inc.	211,728	8,085,892
Zoetis, Inc. Class A	18,222	2,539,965
		44,388,735

TOTAL HEALTH CARE		147,494,324

INDUSTRIALS - 7.8%
Aerospace & Defense - 1.7%
General Dynamics Corp.	8,965	1,316,331
Harris Corp.	8,458	1,686,948
Howmet Aerospace, Inc.	14,818	193,819
Huntington Ingalls Industries, Inc.	1,565	312,828
Lockheed Martin Corp.	9,497	3,689,015
Northrop Grumman Corp.	5,997	2,010,194
Raytheon Technologies Corp.	56,159	3,623,379
Textron, Inc.	8,732	270,430
The Boeing Co.	20,455	2,983,362
TransDigm Group, Inc.	1,905	809,282
		16,895,588
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	5,174	419,767
Expeditors International of Washington, Inc.	6,516	497,627
FedEx Corp.	9,183	1,198,932
United Parcel Service, Inc. Class B	26,810	2,673,225
		4,789,551
Airlines - 0.2%
Alaska Air Group, Inc.	4,711	161,069
American Airlines Group, Inc. (b)	14,911	156,566
Delta Air Lines, Inc.	22,019	555,099
Southwest Airlines Co.	20,153	646,911
United Airlines Holdings, Inc. (a)(b)	9,543	267,586
		1,787,231
Building Products - 0.4%
A.O. Smith Corp.	5,243	249,043
Allegion PLC	3,555	354,434
Carrier Global Corp. (a)	31,039	635,368
Fortune Brands Home & Security, Inc.	5,323	324,490
Johnson Controls International PLC	29,513	927,003
Masco Corp.	10,869	507,039
Trane Technologies PLC	9,167	826,955
		3,824,332
Commercial Services & Supplies - 0.4%
Cintas Corp.	3,207	795,208
Copart, Inc. (a)	7,826	699,566
Republic Services, Inc.	8,059	688,722
Rollins, Inc.	5,387	225,177
Waste Management, Inc.	14,933	1,594,098
		4,002,771
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	5,184	435,560
Quanta Services, Inc.	5,444	201,047
		636,607
Electrical Equipment - 0.5%
AMETEK, Inc.	8,746	802,096
Eaton Corp. PLC	15,816	1,342,778
Emerson Electric Co.	23,305	1,422,071
Rockwell Automation, Inc.	4,421	955,643
		4,522,588
Industrial Conglomerates - 1.1%
3M Co.	22,001	3,441,836
General Electric Co.	334,129	2,195,228
Honeywell International, Inc.	27,337	3,987,101
Roper Technologies, Inc.	3,981	1,567,718
		11,191,883
Machinery - 1.4%
Caterpillar, Inc.	21,144	2,540,029
Cummins, Inc.	5,861	994,026
Deere & Co.	12,047	1,832,590
Dover Corp.	5,557	540,418
Flowserve Corp.	5,005	130,631
Fortive Corp.	11,306	689,440
Gardner Denver Holdings, Inc. (a)	13,240	373,368
IDEX Corp.	2,910	463,767
Illinois Tool Works, Inc.	11,190	1,929,827
Otis Worldwide Corp.	15,520	817,128
PACCAR, Inc.	13,233	977,389
Parker Hannifin Corp.	4,915	884,553
Pentair PLC	6,430	251,670
Snap-On, Inc.	2,098	272,090
Stanley Black & Decker, Inc.	5,815	729,492
Westinghouse Air Brake Co.	6,966	425,414
Xylem, Inc.	6,889	457,016
		14,308,848
Professional Services - 0.3%
Equifax, Inc.	4,632	711,290
IHS Markit Ltd.	15,342	1,065,655
Nielsen Holdings PLC	13,610	189,043
Robert Half International, Inc.	4,497	228,178
Verisk Analytics, Inc.	6,270	1,082,704
		3,276,870
Road & Rail - 1.0%
CSX Corp.	29,751	2,129,577
J.B. Hunt Transport Services, Inc.	3,262	390,364
Kansas City Southern	3,792	570,772
Norfolk Southern Corp.	9,976	1,778,621
Old Dominion Freight Lines, Inc.	3,665	627,045
Union Pacific Corp.	26,559	4,511,312
		10,007,691
Trading Companies & Distributors - 0.2%
Fastenal Co.	21,943	905,368
United Rentals, Inc. (a)	2,875	399,309
W.W. Grainger, Inc.	1,669	516,756
		1,821,433

TOTAL INDUSTRIALS		77,065,393

INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	2,075	484,430
Cisco Systems, Inc.	162,304	7,761,377
F5 Networks, Inc. (a)	2,326	337,084
Juniper Networks, Inc.	12,804	310,625
Motorola Solutions, Inc.	6,555	887,088
		9,780,604
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	11,343	1,095,280
CDW Corp.	5,497	609,672
Corning, Inc.	29,423	670,550
FLIR Systems, Inc.	5,132	237,098
IPG Photonics Corp. (a)	1,360	211,344
Keysight Technologies, Inc. (a)	7,177	776,049
TE Connectivity Ltd.	12,796	1,039,675
Zebra Technologies Corp. Class A (a)	2,063	539,103
		5,178,771
IT Services - 5.7%
Accenture PLC Class A	24,297	4,898,761
Akamai Technologies, Inc. (a)	6,183	654,161
Alliance Data Systems Corp.	1,582	73,294
Automatic Data Processing, Inc.	16,554	2,424,995
Broadridge Financial Solutions, Inc.	4,386	531,145
Cognizant Technology Solutions Corp. Class A	20,948	1,110,244
DXC Technology Co.	9,792	139,144
Fidelity National Information Services, Inc.	23,514	3,264,449
Fiserv, Inc. (a)	21,850	2,332,925
FleetCor Technologies, Inc. (a)	3,320	809,383
Gartner, Inc. (a)	3,422	416,457
Global Payments, Inc.	11,498	2,063,776
IBM Corp.	33,883	4,231,987
Jack Henry & Associates, Inc.	2,943	532,271
Leidos Holdings, Inc.	5,091	536,031
MasterCard, Inc. Class A	33,963	10,219,127
Paychex, Inc.	12,187	880,876
PayPal Holdings, Inc. (a)	44,923	6,963,514
The Western Union Co.	16,038	321,081
VeriSign, Inc. (a)	3,953	865,747
Visa, Inc. Class A	65,493	12,786,853
		56,056,221
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (a)	44,750	2,407,550
Analog Devices, Inc.	14,091	1,591,578
Applied Materials, Inc.	35,341	1,985,457
Broadcom, Inc.	15,176	4,420,314
Intel Corp.	166,426	10,473,188
KLA-Tencor Corp.	6,037	1,062,271
Lam Research Corp.	5,550	1,518,869
Maxim Integrated Products, Inc.	10,353	597,161
Microchip Technology, Inc.	9,143	877,911
Micron Technology, Inc. (a)	42,354	2,029,180
NVIDIA Corp.	23,414	8,312,438
Qorvo, Inc. (a)	4,445	465,569
Qualcomm, Inc.	43,685	3,533,243
Skyworks Solutions, Inc.	6,518	772,644
Texas Instruments, Inc.	35,764	4,246,617
Xilinx, Inc.	9,621	884,651
		45,178,641
Software - 8.5%
Adobe, Inc. (a)	18,520	7,159,832
ANSYS, Inc. (a)	3,274	926,542
Autodesk, Inc. (a)	8,418	1,770,979
Cadence Design Systems, Inc. (a)	10,735	979,998
Citrix Systems, Inc.	4,400	651,728
Fortinet, Inc. (a)	5,431	755,995
Intuit, Inc.	9,959	2,891,297
Microsoft Corp.	291,868	53,484,812
Nortonlifelock, Inc.	21,936	499,702
Oracle Corp.	82,886	4,456,780
Paycom Software, Inc. (a)	1,877	557,901
Salesforce.com, Inc. (a)	33,936	5,931,673
ServiceNow, Inc. (a)	7,216	2,799,303
Synopsys, Inc. (a)	5,751	1,040,413
		83,906,955
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	159,794	50,804,904
Hewlett Packard Enterprise Co.	49,501	480,655
HP, Inc.	56,696	858,377
NetApp, Inc.	8,731	388,879
Seagate Technology LLC	8,844	469,086
Western Digital Corp.	11,377	504,797
Xerox Holdings Corp.	7,111	112,923
		53,619,621

TOTAL INFORMATION TECHNOLOGY		253,720,813

MATERIALS - 2.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	8,434	2,038,076
Albemarle Corp. U.S.	4,056	310,365
Celanese Corp. Class A	4,624	415,744
CF Industries Holdings, Inc.	8,317	244,270
Corteva, Inc.	28,632	781,940
Dow, Inc.	28,367	1,094,966
DuPont de Nemours, Inc.	28,341	1,437,739
Eastman Chemical Co.	5,201	354,084
Ecolab, Inc.	9,594	2,039,493
FMC Corp.	4,959	488,015
International Flavors & Fragrances, Inc. (b)	4,085	544,081
Linde PLC	20,552	4,158,492
LyondellBasell Industries NV Class A	9,821	626,187
PPG Industries, Inc.	9,047	919,808
Sherwin-Williams Co.	3,143	1,866,471
The Mosaic Co.	13,374	161,692
		17,481,423
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,391	459,287
Vulcan Materials Co.	5,063	548,424
		1,007,711
Containers & Packaging - 0.3%
Amcor PLC	61,985	632,867
Avery Dennison Corp.	3,195	353,591
Ball Corp.	12,516	891,890
International Paper Co.	15,001	510,784
Packaging Corp. of America	3,622	367,307
Sealed Air Corp.	5,911	189,743
WestRock Co.	9,865	276,812
		3,222,994
Metals & Mining - 0.3%
Arconic Rolled Products Corp. (a)	177	2,561
Freeport-McMoRan, Inc.	55,480	503,204
Newmont Corp.	31,362	1,833,736
Nucor Corp.	11,589	489,751
		2,829,252

TOTAL MATERIALS		24,541,380

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	4,691	721,101
American Tower Corp.	16,946	4,374,949
Apartment Investment & Management Co. Class A	5,695	209,975
AvalonBay Communities, Inc.	5,343	833,561
Boston Properties, Inc.	5,501	472,976
Crown Castle International Corp.	15,907	2,738,549
Digital Realty Trust, Inc.	10,057	1,443,783
Duke Realty Corp.	14,063	484,892
Equinix, Inc.	3,374	2,353,804
Equity Residential (SBI)	13,355	808,779
Essex Property Trust, Inc.	2,528	613,723
Extra Space Storage, Inc.	4,955	479,396
Federal Realty Investment Trust (SBI)	2,687	214,718
HCP, Inc.	18,935	466,558
Host Hotels & Resorts, Inc.	27,436	327,586
Iron Mountain, Inc.	10,984	282,948
Kimco Realty Corp.	16,148	179,404
Mid-America Apartment Communities, Inc.	4,364	507,795
Prologis, Inc.	28,245	2,584,418
Public Storage	5,748	1,165,350
Realty Income Corp.	13,111	725,169
Regency Centers Corp.	6,410	274,284
SBA Communications Corp. Class A	4,308	1,353,272
Simon Property Group, Inc.	11,739	677,340
SL Green Realty Corp.	3,117	131,288
UDR, Inc.	11,211	414,583
Ventas, Inc.	14,259	498,352
Vornado Realty Trust	6,059	219,396
Welltower, Inc.	15,523	786,550
Weyerhaeuser Co.	28,506	575,536
		26,920,035
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	12,808	563,296

TOTAL REAL ESTATE		27,483,331

UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	9,195	453,865
American Electric Power Co., Inc.	18,898	1,611,055
Duke Energy Corp.	27,893	2,388,478
Edison International	13,719	797,211
Entergy Corp.	7,617	775,563
Evergy, Inc.	8,719	537,875
Eversource Energy	12,387	1,036,792
Exelon Corp.	37,191	1,424,787
FirstEnergy Corp.	20,671	873,556
NextEra Energy, Inc.	18,700	4,778,972
NRG Energy, Inc.	9,625	346,981
Pinnacle West Capital Corp.	4,300	334,970
PPL Corp.	29,373	820,682
Southern Co.	40,123	2,289,820
Xcel Energy, Inc.	20,063	1,304,697
		19,775,304
Gas Utilities - 0.1%
Atmos Energy Corp.	4,566	469,293
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	25,398	317,221
Multi-Utilities - 1.0%
Ameren Corp.	9,413	703,433
CenterPoint Energy, Inc.	19,212	341,589
CMS Energy Corp.	10,859	636,120
Consolidated Edison, Inc.	12,718	954,613
Dominion Energy, Inc.	31,491	2,677,050
DTE Energy Co.	7,349	790,532
NiSource, Inc.	14,290	340,531
Public Service Enterprise Group, Inc.	19,348	987,522
Sempra Energy	10,785	1,362,253
WEC Energy Group, Inc.	12,068	1,106,998
		9,900,641
Water Utilities - 0.1%
American Water Works Co., Inc.	6,917	878,459

TOTAL UTILITIES		31,340,918

TOTAL COMMON STOCKS
(Cost $879,616,448)		968,186,835

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.11% (c)	10,240,325	10,242,373
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	2,045,842	2,046,046
TOTAL MONEY MARKET FUNDS
(Cost $12,288,419)		12,288,419
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $891,904,867)		980,475,254
NET OTHER ASSETS (LIABILITIES) - 0.2%(e)		1,995,253
NET ASSETS - 100%		$982,470,507

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	94	June 2020	$14,297,400	$731,827	$731,827

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes investment made with cash collateral received from securities on loan.

 (e) Includes $960,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,877
Fidelity Securities Lending Cash Central Fund	8,417
Total	$16,294

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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